Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	The estimated useful lives of property, plant and equipment are:
Philips Group
Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years
Philips Group
Property, plant and equipment in millions of EUR

	2025	2024
Owned assets	1,465	1,565
Right-of-use assets	752	886
Total	2,217	2,452

Disclosure of sale and leaseback arrangements	The remaining minimum payment under
sale-and-leaseback arrangements included in lease obligations above are:
Philips Group
Remaining minimum payments under sale-and-leaseback arrangements in millions of EUR

2026	30
2027	24
2028	17
2029	13
2030	5
Thereafter	-

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets	Philips Group
Property, plant and equipment in millions of EUR

	Owned assets					Right-of-use assets			Property, plant and equipment
	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total	Land and buildings	Other equipment	Total	Total
Balance as of January 1, 2024
Cost	1,114	1,731	1,404	274	4,521	1,425	216	1,641	6,162
Accumulated depreciation	(638)	(1,278)	(1,041)	-	(2,957)	(619)	(104)	(722)	(3,679)
Book value	476	453	363	274	1,565	806	113	919	2,483
Additions	2	134	76	236	448	101	87	189	637
Assets available for use	12	70	140	(248)	(26)	26	-	26	-
Depreciation	(49)	(191)	(166)	-	(406)	(146)	(56)	(202)	(608)
Impairments	(14)	(23)	(28)	-	(65)	(23)	-	(23)	(89)
Reclassifications	7	(6)	8	(1)	8	(9)	(3)	(12)	(4)
Translation differences and other	20	2	9	10	41	(6)	(4)	(10)	31
Total change	(22)	(13)	38	(3)	1	(57)	24	(33)	(32)
Balance as of December 31, 2024
Cost	1,151	1,790	1,527	271	4,738	1,462	241	1,702	6,441
Accumulated depreciation	(697)	(1,350)	(1,126)	-	(3,173)	(712)	(104)	(816)	(3,989)
Book value	454	440	401	271	1,565	749	137	886	2,452
Additions	1	148	41	271	461	25	78	103	564
Assets available for use	42	69	127	(239)	(1)	1	-	1	-
Depreciation	(44)	(174)	(155)	-	(373)	(132)	(58)	(190)	(563)
Impairments	(1)	(17)	(14)	-	(33)	(7)	-	(7)	(39)
Divestments and transfers to assets classified as held for sale	(1)	-	(2)	(2)	(5)	(1)	-	(1)	(6)
Reclassifications	5	(5)	(15)	(3)	(18)	-	-	-	(18)
Translation differences and other	(28)	(52)	(28)	(23)	(132)	(28)	(13)	(41)	(173)
Total change	(26)	(31)	(46)	3	(100)	(142)	8	(134)	(235)
Balance as of December 31, 2025
Cost	1,105	1,550	1,411	274	4,340	1,328	255	1,583	5,923
Accumulated depreciation	(677)	(1,142)	(1,055)	-	(2,875)	(721)	(110)	(831)	(3,706)
Book value	428	408	355	274	1,465	607	145	752	2,217